Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                    October 31, 2014


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Deer Valley Acquisition Corporation

Gentlemen:

     I attach for filing the Deer Valley Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Fox Valley Acquisition Corporation
	Owl Valley Acquisition Corporation
	Oak Valley Acquisition Corporation
	Elm Valley Acquisition Corporation
	Spruce Valley Acquisition Corporation
	Redwood Valley Acquisition Corporation
	Coyote Valley Acquisition Corporation

	                         Sincerely,



	                         /s/ James Cassidy

				  Cell phone:  202-744-2929